Property, plant and equipment - Fully Owned (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 40,707	€ 23,137
Ending balance	68,264	40,707	€ 23,137
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,823	51,321	42,195
Additions	38,664	22,380	10,392
Sales and disposals	(1,228)	(1,618)	(1,311)
Reclassifications	0	0	0
Reclassifications to right of use		(251)
Reclassifications to assets held for sale	(10,110)
Translation differences	(178)	(8)	46
Ending balance	98,972	71,823	51,321
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,117)	(28,184)	(25,502)
Depreciation	5,666	4,818	3,974
Sales and disposals	1,186	1,620	1,310
Reclassifications	0
Reclassifications to right of use		(251)
Reclassifications to assets held for sale	4,814
Translation differences	(75)	(15)	18
Ending balance	(30,708)	(31,117)	(28,184)
Land and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,204	2,325
Ending balance	13,011	2,204	2,325
Land and leasehold improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,284	5,011	4,736
Additions	885	273	275
Sales and disposals	(51)
Reclassifications	10,625
Reclassifications to assets held for sale	(2)
Translation differences	(2)
Ending balance	16,739	5,284	5,011
Land and leasehold improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,080)	(2,686)	(2,342)
Depreciation	654	394	344
Sales and disposals	51
Reclassifications	46
Translation differences	(1)
Ending balance	(3,728)	(3,080)	(2,686)
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,770	14,628
Ending balance	15,257	18,770	14,628
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,655	38,031	33,060
Additions	3,737	6,382	4,674
Sales and disposals	(1,096)	(1,521)	(486)
Reclassifications	(623)	1,792	753
Reclassifications to assets held for sale	(8,938)
Translation differences	(127)	(30)	29
Ending balance	37,607	44,655	38,031
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,885)	(23,403)	(20,495)
Depreciation	3,587	4,018	3,377
Sales and disposals	1,058	1,521	485
Reclassifications	(1,675)
Reclassifications to assets held for sale	4,327
Translation differences	(61)	(15)	16
Ending balance	(22,350)	(25,885)	(23,403)
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,909	1,632
Ending balance	2,724	1,909	1,632
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,028	3,452	3,209
Additions	1,824	649	1,039
Sales and disposals	(81)	(97)	(826)
Reclassifications	2,084	3	13
Reclassifications to assets held for sale	(484)
Translation differences	(19)	22	16
Ending balance	7,352	4,028	3,452
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,119)	(1,819)	(2,407)
Depreciation	1,418	399	236
Sales and disposals	77	99	826
Reclassifications	1,629
Reclassifications to assets held for sale	448
Translation differences	(13)		2
Ending balance	(4,628)	(2,119)	(1,819)
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,825	4,552
Ending balance	37,273	17,825	4,552
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,856	4,827	1,189
Additions	32,218	15,076	4,404
Reclassifications	(12,086)	(1,795)	(766)
Reclassifications to right of use		(251)
Reclassifications to assets held for sale	(686)
Translation differences	(30)
Ending balance	37,273	17,856	4,827
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31)	(275)	(258)
Depreciation	7	7	17
Reclassifications to right of use		(251)
Reclassifications to assets held for sale	39
Ending balance	€ 0	€ (31)	€ (275)